Business Combinations (Details) $ / shares in Units, $ in Millions													9 Months Ended	12 Months Ended
	Jan. 22, 2016 USD ($) $ / shares	Sep. 28, 2015 USD ($)	Jul. 30, 2015 USD ($)	Feb. 21, 2015 USD ($)	Feb. 18, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jul. 04, 2014 USD ($)	Jun. 11, 2014 USD ($)	Jan. 24, 2014 USD ($)	Apr. 17, 2013 USD ($)	Mar. 08, 2013 USD ($)	Feb. 12, 2013 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jan. 11, 2016 USD ($) $ / shares
Business Acquisition [Line Items]
Contingent consideration payments														$ (101.2)	$ (15.2)	$ (14.1)
Integration and acquisition costs														39.8	158.8	(134.1)
Non-current assets:
Goodwill						$ 2,474.9								4,147.8	2,474.9	624.6
Pro Forma Information
Post acquisition unwind of inventory fair value adjustment included in consolidated statement of income														$ 31.1	91.9	$ 0.0
Minimum
Business Acquisition [Line Items]
Estimated useful life of intangible assets														4 years
Maximum
Business Acquisition [Line Items]
Estimated useful life of intangible assets														24 years
Baxalta
Business Acquisition [Line Items]
Shire ADSs per Baxalta share																	0.1482
Purchase price paid per share of acquiree, in cash (in USD per share) | $ / shares																	$ 18
Purchase price paid per share of acquiree (in USD per share) | $ / shares																	$ 45.57
Cash consideration payable in business acquisition																	$ 32,000.0
Dyax
Business Acquisition [Line Items]
Contingent consideration payable, per share | $ / shares	$ 4
Purchase price paid per share of acquiree (in USD per share) | $ / shares	$ 37.3
Cash consideration paid	$ 5,934.0
Acquisition-date fair value of consideration	6,330.0
Maximum amount of contingent cash consideration	646.0
Fair value of contingent consideration payable	396.0
Integration and acquisition costs														$ 13.2	0.0
Non-current liabilities:
Fair value of identified assets acquired and liabilities assumed	$ 6,330.0
NPS Pharma
Business Acquisition [Line Items]
Percentage of voting interests acquired				100.00%
Cash consideration paid				$ 5,219.6
Acquisition-date fair value of consideration				5,219.6
Integration and acquisition costs														144.5	0.0
Current assets:
Cash and cash equivalents				41.6
Short term investments				67.0
Accounts receivable				33.4
Inventories				89.4
Other current assets				11.1
Total current assets				242.5
Non-current assets:
Property, plant and equipment				4.8
Goodwill				1,551.0
Total assets				6,791.3
Current liabilities:
Accounts payable and other current liabilities				75.7
Short-term debt				27.4
Non-current liabilities:
Long term debt, less current portion				78.9
Deferred tax liabilities				1,385.2
Other non-current liabilities				4.5
Total liabilities				1,571.7
Fair value of identified assets acquired and liabilities assumed				5,219.6
Pro Forma Information
Post acquisition revenues included in consolidated statement of income														285.9
Post acquisition pre-tax losses included in consolidated statement of income														96.7
Post acquisition amortization of intangible assets included in consolidated statement of income														260.3
Post acquisition unwind of inventory fair value adjustment included in consolidated statement of income														29.8
Post acquisition integration costs included in consolidated statement of income														90.1
NPS Pharma | Currently Marketed Products
Non-current assets:
Other intangible assets, net				$ 4,640.0
NPS Pharma | Currently Marketed Products | GATTEX/REVESTIVE
Business Acquisition [Line Items]
Estimated useful life of intangible assets				24 years
NPS Pharma | Currently Marketed Products | NATPARA/NATPAR
Business Acquisition [Line Items]
Estimated useful life of intangible assets				24 years
NPS Pharma | Other intangible assets
Business Acquisition [Line Items]
Weighted average amortization period of acquired amortizable intangible assets				4 years
Non-current assets:
Other intangible assets, net				$ 353.0
NPS Pharma | Other intangible assets | Minimum
Business Acquisition [Line Items]
Estimated useful life of intangible assets				4 years
NPS Pharma | Other intangible assets | Maximum
Business Acquisition [Line Items]
Estimated useful life of intangible assets				5 years
Foresight
Business Acquisition [Line Items]
Percentage of voting interests acquired			100.00%
Cash consideration paid			$ 298.8
Current assets:
Total current assets			3.0
Non-current assets:
Goodwill			112.4
Non-current liabilities:
Total liabilities			116.6
Foresight | IPR&D | SHP640
Non-current assets:
Other intangible assets, net			$ 300.0
Solpharm
Business Acquisition [Line Items]
Percentage of voting interests acquired		100.00%
Cash consideration paid		$ 4.5
Acquisition-date fair value of consideration		5.2
Maximum amount of contingent cash consideration		3.1
Fair value of contingent consideration payable		0.7
Non-current assets:
Goodwill		4.4
Total assets		0.8
Non-current liabilities:
Fair value of identified assets acquired and liabilities assumed		$ 5.2
Meritage
Business Acquisition [Line Items]
Cash consideration paid					$ 74.8
Acquisition-date fair value of consideration					166.9
Maximum amount of contingent cash consideration					175.0
Fair value of contingent consideration payable					92.1
Current assets:
Total current assets					5.5
Non-current assets:
Goodwill					32.3
Non-current liabilities:
Total liabilities					45.9
Fair value of identified assets acquired and liabilities assumed					166.9
Meritage | IPR&D | SHP621
Non-current assets:
Other intangible assets, net					$ 175.0
Viropharma
Business Acquisition [Line Items]
Percentage of voting interests acquired									100.00%
Cash consideration paid									$ 3,997.0
Acquisition-date fair value of consideration						$ 3,997.0									3,997.0
Integration and acquisition costs															$ 144.1
Discount rate used in determining fair value of acquired in process research and development, high rate						10.00%									10.00%
Discount rate used in determining fair value of acquired in process research and development, low rate						9.50%									9.50%
Current assets:
Cash and cash equivalents						$ 232.6									$ 232.6
Short term investments						57.8									57.8
Accounts receivable						52.2									52.2
Inventories						203.6									203.6
Deferred tax assets						100.7									100.7
Purchased call option						346.7									346.7
Other current assets						50.9									50.9
Total current assets						1,044.5									1,044.5
Non-current assets:
Property, plant and equipment						24.7									24.7
Goodwill						1,655.5									1,655.5
Other non-current assets						10.4									10.4
Total assets						5,370.1									5,370.1
Current liabilities:
Accounts payable and other current liabilities						122.7									122.7
Short-term debt						551.4									551.4
Non-current liabilities:
Deferred tax liabilities						603.5									603.5
Other non-current liabilities						95.5									95.5
Total liabilities						1,373.1									1,373.1
Fair value of identified assets acquired and liabilities assumed						$ 3,997.0									3,997.0
Viropharma | Currently Marketed Products
Business Acquisition [Line Items]
Weighted average amortization period of acquired amortizable intangible assets						22 years
Non-current assets:
Other intangible assets, net						$ 2,320.0									2,320.0
Viropharma | Currently Marketed Products | Minimum
Business Acquisition [Line Items]
Estimated useful life of intangible assets						10 years
Viropharma | Currently Marketed Products | Maximum
Business Acquisition [Line Items]
Estimated useful life of intangible assets						23 years
Viropharma | IPR&D | MARIBAVIR
Non-current assets:
Other intangible assets, net						$ 315.0									315.0
Lumena
Business Acquisition [Line Items]
Percentage of voting interests acquired								100.00%
Cash consideration paid								$ 300.3
Acquisition-date fair value of consideration								464.3
Maximum amount of contingent cash consideration								265.0
Fair value of contingent consideration payable								164.0
Contingent consideration payments													$ (90.0)	(90.0)
Current assets:
Cash and cash equivalents								46.3
Total current assets								52.6
Non-current assets:
Goodwill								114.6
Non-current liabilities:
Total liabilities								169.9
Fair value of identified assets acquired and liabilities assumed								464.3
Lumena | IPR&D
Non-current assets:
Other intangible assets, net								$ 467.0
Fibrotech
Business Acquisition [Line Items]
Cash consideration paid							$ 75.6
Acquisition-date fair value of consideration							122.6
Maximum amount of contingent cash consideration							482.5
Fair value of contingent consideration payable							47.0
Current assets:
Total current assets							1.4
Non-current assets:
Goodwill							110.2
Non-current liabilities:
Fair value of identified assets acquired and liabilities assumed							122.6
Fibrotech | IPR&D
Non-current assets:
Other intangible assets, net							$ 11.0
Other Acquisitions
Business Acquisition [Line Items]
Cash consideration paid															12.1
Acquisition-date fair value of consideration						17.9									17.9
Current assets:
Total current assets						1.0									1.0
Non-current assets:
Goodwill						12.1									12.1
Other non-current assets						4.8									4.8
Non-current liabilities:
Fair value of identified assets acquired and liabilities assumed						17.9									17.9
Bikam
Business Acquisition [Line Items]
Maximum amount of contingent cash consideration														$ 89.5
Fair value of contingent consideration payable						$ 5.8									$ 5.8
SARcode
Business Acquisition [Line Items]
Percentage of voting interests acquired										100.00%
Cash consideration paid										$ 151.0
Acquisition-date fair value of consideration										368.0
Maximum amount of contingent cash consideration										225.0
Fair value of contingent consideration payable										217.0
Non-current assets:
Goodwill										86.6
Current liabilities:
Accounts payable and other current liabilities										8.2
Non-current liabilities:
Other non-current liabilities										122.4
Fair value of identified assets acquired and liabilities assumed										368.0
SARcode | IPR&D
Non-current assets:
Other intangible assets, net										$ 412.0
Premacure
Business Acquisition [Line Items]
Percentage of voting interests acquired											100.00%
Cash consideration paid											$ 30.6
Acquisition-date fair value of consideration											140.2
Maximum amount of contingent cash consideration											169.0
Fair value of contingent consideration payable											109.6
Non-current assets:
Goodwill											29.6
Current liabilities:
Accounts payable and other current liabilities											11.7
Non-current liabilities:
Other non-current liabilities											29.5
Fair value of identified assets acquired and liabilities assumed											140.2
Premacure | IPR&D
Non-current assets:
Other intangible assets, net											$ 151.8
Lotus
Business Acquisition [Line Items]
Percentage of voting interests acquired												100.00%
Cash consideration paid												$ 49.4
Acquisition-date fair value of consideration												174.2
Maximum amount of contingent cash consideration												275.0
Fair value of contingent consideration payable												124.8
Current assets:
Total current assets												6.8
Non-current assets:
Goodwill												54.1
Non-current liabilities:
Other non-current liabilities												63.4
Fair value of identified assets acquired and liabilities assumed												174.2
Lotus | IPR&D
Non-current assets:
Other intangible assets, net												$ 176.7